As filed with the Securities and Exchange Commission on February 13, 2014

File Nos. 333-182743

811-22720

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 15

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17

KKR Series Trust

 (Exact name of Registrant as Specified in Charter)

555 California Street

50th Floor

San Francisco, California 94104

 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(415) 315-3620

Name and address of agent for service:

Nicole J. Macarchuk, Esq.
KKR Asset Management LLC

555 California Street

50th Floor

San Francisco, California 94104

COPY TO:

Allison M. Fumai, Esq.

Richard Horowitz, Esq.

Kenneth E. Young, Esq.
Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☒          On March 14, 2014 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 7 to its Registration Statement until March 14, 2014.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, filed on May 17, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 13th day of February, 2014.

KKR Series Trust

By:	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Suzanne Donohoe	Trustee and President	February 13, 2014
Suzanne Donohoe	(Principal Executive Officer)

/s/ Michael E. Cahill	Trustee	February 13, 2014
Michael E. Cahill*

/s/ Tobin V. Levy	Trustee	February 13, 2014
Tobin V. Levy*

/s/ Jeffrey L. Zlot	Trustee	February 13, 2014
Jeffrey L. Zlot*

/s/ Roshan Chagan	Treasurer	February 13, 2014
Roshan Chagan	(Principal Financial and Accounting Officer)

*By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk
as attorney-in-fact